Offerings	May 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Greenshoe Warrants
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	7.50
Maximum Aggregate Offering Price	$ 3,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414.30
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or similar transactions.

Represents 400,000 Class A Ordinary Shares issuable upon cash exercise of the Greenshoe Warrants at an exercise price of $7.50 per Class A Ordinary Share. The proposed maximum aggregate offering price is calculated in accordance with Rule 457(g) under the Securities Act based on the exercise price of the Greenshoe Warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Warrants pursuant to the automatic 150% increase in the number of Class A Ordinary Shares issuable upon exercise of the Warrants
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	8.25
Maximum Aggregate Offering Price	$ 4,950,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 683.60
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or similar transactions.

Represents 600,000 additional Class A Ordinary Shares issuable upon exercise of the Warrants pursuant to the automatic 150% increase in the number of Class A Ordinary Shares issuable upon exercise of the Warrants triggered by the issuance of the Greenshoe Warrants and the Placement Agent Warrants. The proposed maximum aggregate offering price is calculated in accordance with Rule 457(g) under the Securities Act based on the $8.25 exercise price of the Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Placement Agent Warrants
Amount Registered | shares	86,667
Proposed Maximum Offering Price per Unit	9.00
Maximum Aggregate Offering Price	$ 780,003.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 107.72
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or similar transactions.

Represents 86,667 Class A Ordinary Shares issuable upon exercise of the Placement Agent Warrants at an exercise price of $9.00 per Class A Ordinary Share. The proposed maximum aggregate offering price is calculated in accordance with Rule 457(g) under the Securities Act based on the exercise price of the Placement Agent Warrants.